Segments (Details) - Schedule of total assets	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 1,486,952,134	$ 221,556,176	¥ 1,505,028,697
AR advertising services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	1,256,337,824	187,194,595	1,306,152,502
AR entertainment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	10,595,467	1,578,727	12,487,702
Semiconductor business [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 220,018,843	$ 32,782,854	¥ 186,388,493